Cash and Bank Balances (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Cash and Bank Balances [Line Items]
Interest rate on fixed deposit	2.80%	2.80%
Deposit term for fixed deposits at banks	365 days	365 days
Fixed deposit	RM 1,447,589	RM 330,214	$ 323,991
Deposit amount	1,118,875
Financial Institution [Member]
Cash and Bank Balances [Line Items]
Fixed deposit	RM 328,714	RM 330,214